PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Advance payments for acquisitions	$ 10,570	$ 22,215
Advance to suppliers	24,930	9,150
Staff advance	5,485	5,261
Prepaid rental expenses	7,788	3,724
Prepaid expenses	4,302	3,327
Advance payments for investment	4,000
Other receivable	5,557	316
Interest income receivable	27	38
Total	$ 62,659	$ 44,031